Consolidated Statements of Stockholders` Equity (Deficit) (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2013
Issuance of common stock, Series 1 Convertible Preferred Stock and warrants for cash, allocated offering cost	$ 2,791,359